Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000125239
Account Value [Line Items]
Line Graph and Table Measure Name		Empiric Fund
Account Value	$ 21,005	$ 9,424	$ 16,803	$ 14,557	$ 19,085	$ 13,440	$ 11,965	$ 14,013	$ 10,812	$ 9,129	$ 8,618
C000125240
Account Value [Line Items]
Line Graph and Table Measure Name	Empiric Fund
Account Value	$ 20,673	10,000	16,661	14,542	19,210	13,631	12,227	14,427	11,218	9,541	9,079
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 35,098	10,000	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 35,098	$ 10,000	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
MSCI USA SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Small Cap Index
Account Value	24,561	$ 10,000	19,514	17,453	22,063	14,892	14,931	15,763	13,626	11,442	9,949
MSCI USA SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Small Cap Index
Account Value	$ 24,561	$ 10,000	$ 19,514	$ 17,453	$ 22,063	$ 14,892	$ 14,931	$ 15,763	$ 13,626	$ 11,442	$ 9,949